Notes Payable, Related Parties (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 09, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 02, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt discounts		$ 63,861
Relative fair value of warrants issued as a debt discount		8,861
Amortization of debt discounts		14,666		$ 66,090	$ 1,286,021
Debt instrument, unamortized discount		49,195
Interest expense		598	88,485	260,520	846,536
Stated interest expense		598	84,739	$ 214,430	$ 346,378
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt discounts		12,632
Amortization of debt discounts		2,034
Interest expense		28,146
Stated interest expense		$ 13,480
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.00	$ 5.99		$ 6.83		$ 6.00
Debt discounts				$ 46,090
Warrant [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt discounts		$ 2,034
Amortization of debt discounts		$ 12,632
Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Senior Notes	$ 400,000
Cash fee	40,000
Legal fees	$ 15,000
Debt Instrument, Interest Rate, Effective Percentage	15.00%
Subscription Agreement [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares, Issued	100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.00